Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets
Beginning balance	€ 13,238	€ 14,146
Ending balance	31,778	13,238
Software
Fixed Assets
Beginning balance	6,661	5,673
Ending balance	6,906	6,661
Licenses
Fixed Assets
Beginning balance	5,612	7,785
Ending balance	6,532	5,612
Technology
Fixed Assets
Ending balance	5,866
Goodwil
Fixed Assets
Ending balance	12,463
Goodwil
Fixed Assets
Beginning balance	965	688
Ending balance	11	965
Cumulative amortization and impairment charges
Fixed Assets
Beginning balance	10,612	6,601
Disposals	(3,331)
Amortization	5,079	4,011
Currency translation	1
Ending balance	12,361	10,612
Cumulative amortization and impairment charges | Software
Fixed Assets
Beginning balance	5,965	4,499
Disposals	(2,217)
Amortization	1,730	1,466
Currency translation	1
Ending balance	5,479	5,965
Cumulative amortization and impairment charges | Licenses
Fixed Assets
Beginning balance	4,647	2,102
Disposals	(1,114)
Amortization	2,865	2,545
Ending balance	6,398	4,647
Cumulative amortization and impairment charges | Technology
Fixed Assets
Amortization	484
Ending balance	484
Acquisition costs
Fixed Assets
Beginning balance	23,850	20,747
Additions	24,454	3,679
Disposals	(4,166)	(576)
Currency translation	1
Ending balance	44,139	23,850
Acquisition costs | Software
Fixed Assets
Beginning balance	12,626	10,172
Additions	1,433	2,454
Disposals	(2,331)
Reclassifications	656
Currency translation	1
Ending balance	12,385	12,626
Acquisition costs | Licenses
Fixed Assets
Beginning balance	10,259	9,887
Additions	4,208	234
Disposals	(1,537)
Reclassifications		138
Ending balance	12,930	10,259
Acquisition costs | Technology
Fixed Assets
Additions	6,350
Ending balance	6,350
Acquisition costs | Goodwil
Fixed Assets
Additions	12,463
Ending balance	12,463
Acquisition costs | Goodwil
Fixed Assets
Beginning balance	965	688
Additions		991
Disposals	(298)	(576)
Reclassifications	(656)	(138)
Ending balance	€ 11	€ 965